PREFUNDED AND PRIVATE PLACEMENT WARRANTS (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Aug. 31, 2021
Warrants to purchase price	2,663,045	5,000
Warrants price per share		$ 3.00
Pre Funded Warrants [Member]
Warrants to purchase price	601,740
Warrants price per share	$ 1.14999
Share exercise price per share	0.00001
Warrants exercise price per share	1.50
Warrants minimum exercise price	$ 0.232